Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Dilutive shares of common stock from convertible debt	8,680,288	73,121,000	46,972,920	209,383,191
Dilutive shares of common stock warrants	139,714,286	170,974,026	190,064,171	15,974,026
Cash (in Dollars)			$ 3,133,568
Federal depository insurance coverage limit (in Dollars)			250,000
Fixed assets Cost (in Dollars)			$ 2,000
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock warrants	5,000,000	5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock warrants	50,000,000	50,000,000	50,000,000	50,000,000